Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Equity
Conversion of limited partner units, common shares	584,432	247,640	1,866,474
Public offerings of common stock, shares			40,250,000
Stock options exercised, common shares	324,720	178,683	181,850
Stock options exercised related to fund required withholding tax, shares	76,969
Series I preferred stock conversion to common stock, preferred shares		7,871,276
Series I preferred stock conversion to common stock, common shares		6,670,589
Common Stock Retired, shares	61,584
Stock incentive program, shares, net	116,885	116,726	254,227
Purchases out of treasury stock, shares	6,857
Stock issued to common shareholders and limited partners, common shares			11,876,076
Net income attributable to preferred interests in the Operating Partnership (in dollars)	$ 1,915	$ 2,315	$ 11,885
Net income attributable to noncontrolling redeemable interests in properties (in dollars)	$ 8,946